BRANDYWINEGLOBAL — CORPORATE CREDIT FUND

Schedule of investments (unaudited)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 90.4%
COMMUNICATION SERVICES - 9.9%
Diversified Telecommunication Services - 0.3%
Total Play Telecomunicaciones SA de CV, Senior Notes	6.375%	9/20/28	$6,315,000	$4,497,930	(a)

Entertainment - 2.5%
Playtika Holding Corp., Senior Notes	4.250%	3/15/29	2,550,000	2,042,741	(a)
ROBLOX Corp., Senior Notes	3.875%	5/1/30	20,738,000	16,918,164	(a)
Speedway Motorsports LLC/Speedway Funding II Inc., Senior Notes	4.875%	11/1/27	15,228,000	13,263,176	(a)

Total Entertainment				32,224,081

Interactive Media & Services - 4.8%
ANGI Group LLC, Senior Notes	3.875%	8/15/28	31,943,000	22,592,567	(a)
GrubHub Holdings Inc., Senior Notes	5.500%	7/1/27	39,162,000	27,102,640	(a)
Match Group Holdings II LLC, Senior Notes	4.625%	6/1/28	4,346,000	3,806,553	(a)
Match Group Holdings II LLC, Senior Notes	4.125%	8/1/30	4,325,000	3,557,940	(a)
Meta Platforms Inc., Senior Notes	4.450%	8/15/52	6,230,000	5,094,741	(a)

Total Interactive Media & Services				62,154,441

Media - 2.3%
LCPR Senior Secured Financing DAC, Senior Secured Notes	6.750%	10/15/27	19,593,000	16,289,131	(a)
Liberty Interactive LLC, Senior Notes	8.500%	7/15/29	9,998,000	6,632,973
Liberty Interactive LLC, Senior Notes	8.250%	2/1/30	10,259,000	6,484,406

Total Media				29,406,510

TOTAL COMMUNICATION SERVICES				128,282,962

CONSUMER DISCRETIONARY - 14.8%
Automobiles - 1.2%
General Motors Co., Senior Notes	5.600%	10/15/32	6,361,000	5,686,257
General Motors Co., Senior Notes	5.000%	4/1/35	1,735,000	1,426,355
Stellantis Finance US Inc., Senior Notes	6.375%	9/12/32	9,250,000	8,570,321	(a)

Total Automobiles				15,682,933

Diversified Consumer Services - 0.1%
Graham Holdings Co., Senior Notes	5.750%	6/1/26	1,199,000	1,164,343	(a)

Hotels, Restaurants & Leisure - 10.7%
Affinity Gaming, Senior Secured Notes	6.875%	12/15/27	14,074,000	11,500,358	(a)
Carnival Corp., Senior Secured Notes	4.000%	8/1/28	7,758,000	6,271,334	(a)
CCM Merger Inc., Senior Notes	6.375%	5/1/26	15,078,000	13,787,474	(a)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Corporate Credit Fund 2022 Quarterly Report	1

BRANDYWINEGLOBAL — CORPORATE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Hotels, Restaurants & Leisure - (continued)
Nathan’s Famous Inc., Senior Secured Notes	6.625%	11/1/25	$16,046,000	$15,976,681	(a)
Station Casinos LLC, Senior Notes	4.500%	2/15/28	33,267,000	27,354,849	(a)
Station Casinos LLC, Senior Notes	4.625%	12/1/31	2,213,000	1,674,710	(a)
Travel + Leisure Co., Senior Secured Notes	6.625%	7/31/26	13,040,000	12,232,647	(a)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	28,207,000	24,522,602	(a)
Viking Cruises Ltd., Senior Secured Notes	13.000%	5/15/25	7,439,000	7,716,803	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	3,260,000	2,658,302	(a)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Senior Notes	4.250%	5/30/23	300,000	294,327	(a)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Senior Notes	5.500%	3/1/25	14,807,000	13,884,228	(a)

Total Hotels, Restaurants & Leisure				137,874,315

Internet & Direct Marketing Retail - 1.6%
MercadoLibre Inc., Senior Notes	2.375%	1/14/26	400,000	343,160
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	6,478,000	4,707,627
QVC Inc., Senior Secured Notes	5.450%	8/15/34	24,818,000	15,337,028

Total Internet & Direct Marketing Retail				20,387,815

Specialty Retail - 0.9%
Arko Corp., Senior Notes	5.125%	11/15/29	15,595,000	12,194,042	(a)

Textiles, Apparel & Luxury Goods - 0.3%
Crocs Inc., Senior Notes	4.250%	3/15/29	4,880,000	3,889,287	(a)

TOTAL CONSUMER DISCRETIONARY				191,192,735

CONSUMER STAPLES - 3.0%
Food Products - 0.1%
Post Holdings Inc., Senior Notes	4.500%	9/15/31	1,148,000	926,522	(a)

Tobacco - 2.9%
Turning Point Brands Inc., Senior Secured Notes	5.625%	2/15/26	16,685,000	14,508,108	(a)
Vector Group Ltd., Senior Secured Notes	5.750%	2/1/29	29,167,000	23,852,720	(a)

Total Tobacco				38,360,828

TOTAL CONSUMER STAPLES				39,287,350

ENERGY - 13.0%
Oil, Gas & Consumable Fuels - 11.8%
Civitas Resources Inc., Senior Notes	5.000%	10/15/26	12,965,000	11,791,408	(a)
CNX Resources Corp., Senior Notes	6.000%	1/15/29	1,800,000	1,646,595	(a)
Energean Israel Finance Ltd., Senior Secured Notes	4.500%	3/30/24	7,688,000	7,245,940	(b)

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — Corporate Credit Fund 2022 Quarterly Report

BRANDYWINEGLOBAL — CORPORATE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Energean Israel Finance Ltd., Senior Secured Notes	5.375%	3/30/28	$13,245,000	$11,291,363	(b)
Floatel International Ltd.	0.000%	9/24/26	160,000	0	*(c)(d)(e)
Floatel International Ltd., Senior Secured Notes	6.000%	9/24/26	1,600,000	1,200,000
Floatel International Ltd., Senior Secured Notes (10.000% PIK)	10.000%	9/24/26	1,600,000	1,200,000	(f)
Leviathan Bond Ltd., Senior Secured Notes	6.500%	6/30/27	19,250,000	17,758,125	(b)
Magnolia Oil & Gas Operating LLC/ Magnolia Oil & Gas Finance Corp., Senior Notes	6.000%	8/1/26	53,045,000	50,913,652	(a)
New Fortress Energy Inc., Senior Secured Notes	6.750%	9/15/25	15,445,000	14,656,378	(a)
New Fortress Energy Inc., Senior Secured Notes	6.500%	9/30/26	11,890,000	11,003,363	(a)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	5.625%	10/15/27	600,000	616,804	(a)
Penn Virginia Holdings LLC, Senior Notes	9.250%	8/15/26	3,892,000	3,663,345	(a)
Teine Energy Ltd., Senior Notes	6.875%	4/15/29	21,461,000	19,371,361	(a)

Total Oil, Gas & Consumable Fuels				152,358,334

Water Utilities - 1.2%
Solaris Midstream Holdings LLC, Senior Notes	7.625%	4/1/26	16,884,000	16,227,803	(a)

TOTAL ENERGY				168,586,137

FINANCIALS - 23.5%
Banks - 4.6%
JPMorgan Chase & Co., Subordinated Notes (5.717% to 9/14/32 then SOFR + 2.580%)	5.717%	9/14/33	11,265,000	10,668,799	(g)
Popular Inc., Senior Notes	6.125%	9/14/23	9,833,000	9,784,228
SVB Financial Group, Senior Notes	3.125%	6/5/30	2,270,000	1,831,503
SVB Financial Group, Senior Notes	1.800%	2/2/31	13,200,000	9,463,726
Synchrony Bank, Senior Notes	5.400%	8/22/25	5,000,000	4,879,412
Texas Capital Bancshares Inc., Subordinated Notes (4.000% to 5/6/26 then 1 year Treasury Constant Maturity Rate + 3.150%)	4.000%	5/6/31	1,500,000	1,293,798	(g)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Corporate Credit Fund 2022 Quarterly Report	3

BRANDYWINEGLOBAL — CORPORATE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Truist Financial Corp., Subordinated Notes (4.916% to 7/28/32 then SOFR + 2.240%)	4.916%	7/28/33	$5,811,000	$5,259,558	(g)
US Bancorp, Subordinated Notes (4.967% to 7/22/32 then SOFR + 2.110%)	4.967%	7/22/33	5,300,000	4,956,482	(g)
Western Alliance Bank, Subordinated Notes (5.250% to 6/1/25 then 3 mo. SOFR + 5.120%)	5.250%	6/1/30	11,935,000	11,557,923	(g)

Total Banks				59,695,429

Capital Markets - 1.3%
Coinbase Global Inc., Senior Notes	3.375%	10/1/28	19,278,000	12,096,752	(a)
Coinbase Global Inc., Senior Notes	3.625%	10/1/31	669,000	372,293	(a)
Hightower Holding LLC, Senior Notes	6.750%	4/15/29	5,753,000	4,704,431	(a)

Total Capital Markets				17,173,476

Consumer Finance - 6.2%
American Express Co., Senior Notes (4.420% to 8/3/32 then SOFR + 1.760%)	4.420%	8/3/33	8,000,000	7,282,856	(g)
Credit Acceptance Corp., Senior Notes	5.125%	12/31/24	4,834,000	4,508,706	(a)
FirstCash Inc., Senior Notes	4.625%	9/1/28	19,770,000	16,595,037	(a)
FirstCash Inc., Senior Notes	5.625%	1/1/30	7,515,000	6,437,086	(a)
PRA Group Inc., Senior Notes	7.375%	9/1/25	4,194,000	4,062,812	(a)
PROG Holdings Inc., Senior Notes	6.000%	11/15/29	32,736,000	26,231,357	(a)
World Acceptance Corp., Senior Notes	7.000%	11/1/26	24,305,000	15,139,560	(a)

Total Consumer Finance				80,257,414

Diversified Financial Services - 0.9%
Cobra AcquisitionCo LLC, Senior Notes	6.375%	11/1/29	16,667,000	11,657,983	(a)

Insurance - 2.3%
AmWINS Group Inc., Senior Notes	4.875%	6/30/29	500,000	416,151	(a)
BroadStreet Partners Inc., Senior Notes	5.875%	4/15/29	9,900,000	7,816,793	(a)
Fairfax Financial Holdings Ltd., Senior Notes	5.625%	8/16/32	5,870,000	5,421,677	(a)
NFP Corp., Senior Secured Notes	4.875%	8/15/28	16,099,000	13,758,849	(a)
NFP Corp., Senior Secured Notes	7.500%	10/1/30	2,284,000	2,170,240	(a)

Total Insurance				29,583,710

Mortgage Real Estate Investment Trusts (REITs) - 1.5%
Burford Capital Global Finance LLC, Senior Notes	6.250%	4/15/28	671,000	589,218	(a)
Burford Capital Global Finance LLC, Senior Notes	6.875%	4/15/30	20,775,000	18,160,050	(a)

Total Mortgage Real Estate Investment Trusts (REITs)				18,749,268

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — Corporate Credit Fund 2022 Quarterly Report

BRANDYWINEGLOBAL — CORPORATE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Thrifts & Mortgage Finance - 6.7%
Freedom Mortgage Corp., Senior Notes	8.125%	11/15/24	$2,000,000	$1,753,700	(a)
Freedom Mortgage Corp., Senior Notes	8.250%	4/15/25	7,221,000	5,980,266	(a)
Freedom Mortgage Corp., Senior Notes	7.625%	5/1/26	26,535,000	19,865,421	(a)
Freedom Mortgage Corp., Senior Notes	6.625%	1/15/27	4,709,000	3,364,283	(a)
MGIC Investment Corp., Senior Notes	5.250%	8/15/28	10,735,000	9,612,495
Radian Group Inc., Senior Notes	4.500%	10/1/24	4,557,000	4,317,393
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	2,455,000	2,016,819	(a)
United Wholesale Mortgage LLC, Senior Notes	5.750%	6/15/27	17,018,000	13,518,804	(a)
United Wholesale Mortgage LLC, Senior Notes	5.500%	4/15/29	33,960,000	25,878,709	(a)

Total Thrifts & Mortgage Finance				86,307,890

TOTAL FINANCIALS				303,425,170

HEALTH CARE - 1.5%
Health Care Equipment & Supplies - 0.2%
Embecta Corp., Senior Secured Notes	6.750%	2/15/30	3,500,000	3,248,398	(a)

Health Care Providers & Services - 0.2%
Molina Healthcare Inc., Senior Notes	4.375%	6/15/28	2,319,000	2,097,814	(a)

Pharmaceuticals - 1.1%
Horizon Therapeutics USA Inc., Senior Notes	5.500%	8/1/27	14,865,000	13,927,167	(a)

TOTAL HEALTH CARE				19,273,379

INDUSTRIALS - 11.9%
Aerospace & Defense - 4.0%
TransDigm Inc., Senior Notes	7.500%	3/15/27	9,607,000	9,157,392
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	840,000	853,222	(a)
TransDigm Inc., Senior Secured Notes	6.250%	3/15/26	25,170,000	24,457,437	(a)
TransDigm UK Holdings PLC, Senior Notes	6.875%	5/15/26	18,787,000	17,834,163

Total Aerospace & Defense				52,302,214

Airlines - 1.3%
Air Canada Pass-Through Trust	5.250%	4/1/29	2,771,896	2,610,699	(a)
Air Canada Pass-Through Trust	3.300%	1/15/30	2,747,416	2,377,713	(a)
Allegiant Travel Co., Senior Secured Notes	7.250%	8/15/27	10,850,000	10,249,832	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	1,290,000	1,203,213	(a)

Total Airlines				16,441,457

See Notes to Schedule of Investments.

BrandywineGLOBAL — Corporate Credit Fund 2022 Quarterly Report	5

BRANDYWINEGLOBAL — CORPORATE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Building Products - 0.2%
Standard Industries Inc., Senior Notes	4.375%	7/15/30	$3,895,000	$2,989,062	(a)

Commercial Services & Supplies - 1.6%
Cimpress PLC, Senior Notes	7.000%	6/15/26	29,165,000	19,888,488	(a)
KAR Auction Services Inc., Senior Notes	5.125%	6/1/25	220,000	212,618	(a)

Total Commercial Services & Supplies				20,101,106

Construction & Engineering - 1.3%
Brundage-Bone Concrete Pumping
Holdings Inc., Secured Notes	6.000%	2/1/26	14,435,000	13,045,126	(a)
MasTec Inc., Senior Notes	4.500%	8/15/28	4,612,000	4,033,434	(a)

Total Construction & Engineering				17,078,560

Machinery - 2.6%
ATS Automation Tooling Systems Inc., Senior Notes	4.125%	12/15/28	21,484,000	17,865,665	(a)
HTA Group Ltd., Senior Notes	7.000%	12/18/25	17,500,000	15,333,325	(a)

Total Machinery				33,198,990

Professional Services - 0.9%
TriNet Group Inc., Senior Notes	3.500%	3/1/29	14,401,000	11,759,857	(a)

TOTAL INDUSTRIALS				153,871,246

INFORMATION TECHNOLOGY - 4.8%
Communications Equipment - 1.7%
Motorola Solutions Inc., Senior Notes	2.300%	11/15/30	400,000	301,144
Motorola Solutions Inc., Senior Notes	2.750%	5/24/31	1,600,000	1,223,183
Viasat Inc., Senior Secured Notes	5.625%	4/15/27	24,239,000	20,215,568	(a)

Total Communications Equipment				21,739,895

IT Services - 2.0%
Block Inc., Senior Notes	3.500%	6/1/31	7,120,000	5,534,234
Bread Financial Holdings Inc., Senior Notes	7.000%	1/15/26	2,477,000	2,176,478	(a)
CDW LLC/CDW Finance Corp., Senior Notes	3.250%	2/15/29	875,000	711,730
Sabre GLBL Inc., Senior Secured Notes	7.375%	9/1/25	5,499,000	4,932,497	(a)
Twilio Inc., Senior Notes	3.875%	3/15/31	15,360,000	12,089,426

Total IT Services				25,444,365

Semiconductors & Semiconductor Equipment - 0.7%
Marvell Technology Inc., Senior Notes	2.950%	4/15/31	6,727,000	5,226,108
Micron Technology Inc., Senior Notes	2.703%	4/15/32	1,425,000	1,038,909
Qorvo Inc., Senior Notes	3.375%	4/1/31	4,380,000	3,286,971	(a)

Total Semiconductors & Semiconductor Equipment				9,551,988

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — Corporate Credit Fund 2022 Quarterly Report

BRANDYWINEGLOBAL — CORPORATE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Software - 0.2%
Black Knight InfoServ LLC, Senior Notes	3.625%	9/1/28	$1,185,000	$1,011,468	(a)
Elastic NV, Senior Notes	4.125%	7/15/29	2,910,000	2,302,305	(a)

Total Software				3,313,773

Technology Hardware, Storage & Peripherals - 0.2%
Lenovo Group Ltd., Senior Notes	6.536%	7/27/32	2,200,000	2,028,015	(a)

TOTAL INFORMATION TECHNOLOGY				62,078,036

MATERIALS - 7.1%
Chemicals - 5.0%
Ashland LLC, Senior Notes	6.875%	5/15/43	11,809,000	11,342,544
Celanese US Holdings LLC, Senior Notes	6.165%	7/15/27	15,000,000	14,215,149
GCP Applied Technologies Inc., Senior Notes	5.500%	4/15/26	5,923,000	6,007,403	(a)
Mativ Holdings Inc., Senior Notes	6.875%	10/1/26	37,301,000	32,961,029	(a)
Valvoline Inc., Senior Notes	4.250%	2/15/30	700,000	663,057	(a)
Valvoline Inc., Senior Notes	3.625%	6/15/31	500,000	368,945	(a)

Total Chemicals				65,558,127

Metals & Mining - 2.1%
Commercial Metals Co., Senior Notes	3.875%	2/15/31	1,000,000	786,717
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	17,175,000	16,553,007	(a)
FMG Resources August 2006 Pty Ltd., Senior Notes	4.375%	4/1/31	12,317,000	9,484,189	(a)

Total Metals & Mining				26,823,913

TOTAL MATERIALS				92,382,040

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.1%
National Health Investors Inc., Senior Notes	3.000%	2/1/31	2,000,000	1,406,644

Real Estate Management & Development - 0.8%
Forestar Group Inc., Senior Notes	5.000%	3/1/28	11,957,000	9,617,493	(a)

TOTAL REAL ESTATE				11,024,137

TOTAL CORPORATE BONDS & NOTES (Cost - $1,351,128,799)				1,169,403,192

SENIOR LOANS - 1.0%
ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Flutter Entertainment PLC, Third Amendment 2028 Term Loan B	—	9/16/28	8,250,000	8,066,933	(h)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Corporate Credit Fund 2022 Quarterly Report	7

BRANDYWINEGLOBAL — CORPORATE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
INFORMATION TECHNOLOGY - 0.4%
IT Services - 0.4%
Sabre GLBL Inc., Term Loan B2 (1 mo. Term SOFR + 5.100%)	8.829%	6/30/28	$5,000,000	$4,643,750	(d)(g)(i)(j)

TOTAL SENIOR LOANS (Cost - $12,819,767)				12,710,683

ASSET-BACKED SECURITIES - 0.1%
ALESCO Preferred Funding Ltd., Class PNN	0.000%	3/23/25	621,631	248,405	(a)(c)
ALESCO Preferred Funding VI Ltd., Class PNNE	0.000%	3/23/35	336,608	128,216	(a)(c)
Fort Sheridan ABS CDO Ltd., 2005-1A, Class PPN2	0.000%	11/5/41	611,948	282,820	(a)(c)
Taberna Preferred Funding I Ltd., 2005- 1A, Class PPN2	0.000%	7/5/35	1,175,564	469,174	(a)(c)

TOTAL ASSET-BACKED SECURITIES (Cost - $2,545,424)				1,128,615

			SHARES
COMMON STOCKS - 0.0%††
ENERGY - 0.0%††
Oil, Gas & Consumable Fuels - 0.0%††
Floatel International Ltd. (Cost - $1,138,496)			687,166	0	*(c)(d)(e)

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%††
ENERGY - 0.0%††
Oil, Gas & Consumable Fuels - 0.0%††
Floatel International Ltd. (Cost - $3,927,584)		3/16/25	662,476	0	*(c)(d)(e)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,371,560,070)				1,183,242,490

			SHARES
SHORT-TERM INVESTMENTS - 8.0%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost - $103,868,405)	2.615%		103,868,405	103,868,405	(k)

TOTAL INVESTMENTS - 99.5% (Cost - $1,475,428,475)				1,287,110,895
Other Assets in Excess of Liabilities - 0.5%				5,875,776

TOTAL NET ASSETS - 100.0%				$1,292,986,671

See Notes to Schedule of Investments.

8	BrandywineGLOBAL — Corporate Credit Fund 2022 Quarterly Report

BRANDYWINEGLOBAL — CORPORATE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(d)	Security is valued using significant unobservable inputs (Note 1).

(e)	Value is less than $1.

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(g)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h)	All or a portion of this loan is unfunded as of September 30, 2022. The interest rate for fully unfunded term loans is to be determined.

(i)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(j)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(k)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2022, the total market value of investments in Affiliated Companies was $103,868,405 and the cost was $103,868,405 (Note 2).

Abbreviation(s) used in this schedule:

CDO	—	Collateralized Debt Obligation
PIK	—	Payment-In-Kind
SOFR	—	Secured Overnight Financing Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

BrandywineGLOBAL — Corporate Credit Fund 2022 Quarterly Report	9

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Corporate Credit Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities.

Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

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Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$1,169,403,192	$0	*	$1,169,403,192
Senior Loans:
Energy	—	8,066,933	—		8,066,933
Information Technology	—	—	4,643,750		4,643,750
Asset-Backed Securities	—	1,128,615	—		1,128,615
Common Stocks	—	—	0	*	0	*
Warrants	—	—	0	*	0	*

Total Long-Term Investments	—	1,178,598,740	4,643,750		1,183,242,490

Short-Term Investments†	$103,868,405	—	—		103,868,405

Total Investments	$103,868,405	$1,178,598,740	$4,643,750		$1,287,110,895

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2022. The following transactions were effected in such company for the period ended September 30, 2022.

	Affiliate Value at December 31,	Purchased		Sold
	2021	Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$275,325,225	$477,841,326	477,841,326	$649,298,146	649,298,146

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2022
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$891,368	—	$103,868,405

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